CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 57,189	$ 37,583
Short-term bank deposits	6,414	16,453
Short-term marketable securities	30,055	28,933
Trade receivables, net of allowance of $5,970 and $6,497	55,899	54,229
Deferred tax assets	7,935	6,939
Other accounts receivable and prepaid expenses	7,233	7,323
Inventories	36,894	34,707
Total current assets	201,619	186,167
LONG-TERM ASSETS:
Long-term deposits and others	267	1,509
Long-term marketable securities	16,785	25,571
Deferred tax assets	13,525	17,927
Severance pay fund	514	565
Investments in affiliated company	20,130	24,720
Property and equipment, net	7,011	6,603
Intangible assets, net	21,698	21,439
Goodwill	25,285	20,976
Total long-term assets	105,215	119,310
Total assets	306,834	305,477
CURRENT LIABILITIES:
Trade payables	21,948	17,679
Deferred revenues	14,054	13,001
Other accounts payable and accrued expenses	32,595	27,831
Total current liabilities	68,597	58,511
LONG-TERM LIABILITIES:
Deferred revenues	3,782	3,461
Warranty accruals	860	779
Contingent consideration	4,983	7,896
Deferred tax liabilities	140	2,430
Accrued severance pay	507	611
Total long-term liabilities	10,272	15,177
Total liabilities	78,869	73,688
COMMITMENTS AND CONTINGENCIES
Syneron Medical Ltd.'s shareholders' equity:
Ordinary shares of NIS 0.01 par value: Authorized - 100,000,000 Ordinary shares; Issued - 38,048,102 and 37,882,160 shares; Outstanding - 36,748,244 and 36,630,586 shares at December 31, 2014 and 2013, respectively	90	89
Additional paid-in capital	193,148	187,924
Treasury shares at cost - 1,299,858 and 1,251,574 Ordinary shares at December 31, 2014 and 2013, respectively	(10,072)	(9,587)
Accumulated other comprehensive loss	(4,835)	(1,471)
Retained earnings	49,634	54,834
Total equity	227,965	231,789
Total liabilities and equity	$ 306,834	$ 305,477